Schedule of other revenues (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Revenue, Net	€ 533	€ 15	€ 47